Valuation and Qualifying Accounts and Reserves (Detail) - USD ($) $ in Thousands		12 Months Ended
		May. 31, 2015		May. 31, 2014		May. 31, 2013
Allowance for Doubtful Accounts, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period		$ 27,641		$ 28,904		$ 26,507
Charged to Selling, General and Administrative		4,929		7,618		9,799
Acquisitions (Disposals) of Businesses and Reclassifications		1,715
(Deductions) Additions	[1]	(9,759)		(8,881)		(7,402)
Balance at End of Period		24,526		27,641		28,904
Accrued product liability reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period		10,589		15,582		11,736
Charged to Selling, General and Administrative		1,151		3,186		5,499
Acquisitions (Disposals) of Businesses and Reclassifications		579
(Deductions) Additions	[2]	(403)		(8,179)		(1,653)
Balance at End of Period		11,916		10,589		15,582
Accrued Loss Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period		2,731		3,418		3,580
Charged to Selling, General and Administrative		937		275		195
Acquisitions (Disposals) of Businesses and Reclassifications		1,113	[3]	494	[4]	227	[3]
(Deductions) Additions	[2]	(3,398)		(1,456)		(584)
Balance at End of Period		1,383		2,731		3,418
Accrued warranty reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period		29,653		29,489		28,592
Charged to Selling, General and Administrative		10,034		4,968		7,653
(Deductions) Additions		(9,919)	[5]	(4,804)	[2]	(6,756)	[2]
Balance at End of Period		29,768		29,653		29,489
Accrued environmental reserves
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Period		2,005		3,274		3,952
Charged to Selling, General and Administrative		1,715				(60)
Acquisitions (Disposals) of Businesses and Reclassifications	[3]	1,370		(494)		(227)
(Deductions) Additions	[2]	(1,592)		(775)		(391)
Balance at End of Period		$ 3,498		$ 2,005		$ 3,274

[1]	Uncollectible accounts written off, net of recoveries
[2]	Primarily claims paid during the year, net of insurance contributions
[3]	Primarily transfers between current and noncurrent
[4]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $1.0 million and $1.4 million at May 31, 2015 and 2014, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[5]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%. Pursuant to the Redemption Notice issued to the holders thereof by the Company on April 28, 2015, the 6.70% Senior Notes issued by RPM United Kingdom G.P., which were due to mature on November 1, 2015, were redeemed on May 29, 2015.